SEGMENTED INFORMATION - Summary of Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 1,019	$ 942	$ 2,039	$ 1,991
Consolidated property, plant and equipment and equity-accounted investments	45,625		45,625		$ 45,561
Hydroelectric
Disclosure of operating segments [line items]
Revenues	496	515	1,050	1,172
Wind
Disclosure of operating segments [line items]
Revenues	274	216	566	442
Solar
Disclosure of operating segments [line items]
Revenues	159	143	282	255
Energy transition
Disclosure of operating segments [line items]
Revenues	90	68	141	122
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	237	283	508	621
North America | Wind
Disclosure of operating segments [line items]
Revenues	184	125	362	250
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,563		3,563		3,308
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	46	43	102	115
Brazil | Wind
Disclosure of operating segments [line items]
Revenues	18	18	35	31
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,529		7,529		8,150
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	213	189	440	436
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,790		4,790		5,417
Europe | Wind
Disclosure of operating segments [line items]
Revenues	41	46	109	112
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	845		845		851
Asia | Wind
Disclosure of operating segments [line items]
Revenues	31	$ 27	60	$ 49
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	23,986		23,986		22,955
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 4,912		$ 4,912		$ 4,880